SCHEDULE OF INVENTORIES (Details) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Schedule Of Inventories Details
Currency translation adjustment	$ 10		$ 43
Inventory write-down	$ 532
Recovery of inventory		$ 24